Consolidated Statements of Changes in Stockholder's Equity - USD ($) $ in Thousands	Total	Common Stock	Share Premium	Capital Reserves	Retained Earnings	Common control reserve	Accumulated Other Comprehensive Income/(Loss)
Equity at beginning of period at Dec. 31, 2022	$ 592,727	$ 25,219	$ 165,982	$ 2,822	$ 398,687	$ 0	$ 17
Net income	155,244				155,244
Reserve	0			1,217	(1,217)
Dividend	(33,786)				(33,786)
Return of capital			0
Actuarial gain on defined benefit plans, net of tax	601						601
Cash flow hedge, net of tax	2,190						2,190
Stock-based compensation expense	3,147		3,147
Related party recharge for stock-based compensation	(1,762)		(1,333)		(429)
Change in stock compensation excess tax benefit	1,117		995		122
Cumulative translation adjustments	293						293
Equity at end of period at Dec. 31, 2023	719,771	25,219	168,791	4,039	518,621	0	3,101
Net income	166,074				166,074
Dividend	(85,069)				(85,069)
Return of capital	(51,591)		(51,591)
Capital increase expenses	(155)				(155)
Actuarial gain on defined benefit plans, net of tax	(62)						(62)
Cash flow hedge, net of tax	(7)						(7)
Stock-based compensation expense	3,841		3,841
Related party recharge for stock-based compensation	(5,891)		(3,061)		(2,830)
Change in stock compensation excess tax benefit	2,533		1,877		655
Cumulative translation adjustments	370						370
Contribution from Related Party	200	1,728,406	732,425			(2,460,630)
Equity at end of period at Dec. 31, 2024	750,014	1,753,625	852,282	4,039	597,296	(2,460,630)	3,402
Net income	185,439				185,439
Distribution of Share Premium	(29,498)		(29,498)
Capital increase expenses	(11,735)		(11,735)
Actuarial gain on defined benefit plans, net of tax	(44)						(44)
Cash flow hedge, net of tax	0
Stock-based compensation expense	3,791		3,791
Related party recharge for stock-based compensation	(9,828)		(3,369)		(6,459)
Change in stock compensation excess tax benefit	1,923		450		1,473
Cumulative translation adjustments	4						4
Proceeds from Initial Public Offering	144,000	90,000	54,000
Equity at end of period at Dec. 31, 2025	$ 1,034,066	$ 1,843,625	$ 865,921	$ 4,039	$ 777,749	$ (2,460,630)	$ 3,362